SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
Schedule of issued and outstanding common shares and the prices at which the shares are issued

The following shows the Company’s issued and outstanding common shares and the prices at which the shares are issued.

	Number of Common Shares	Weighted Average Share Price
Balance as at January 1, 2024	2,640,409
Shares issued under private placement	2,640,000	$ 0.35
Unit Shares issued under Concurrent Offering	1,000,003	$ 3.00
Shares issued on exercise of options	45,000	$ 1.00
Balance as at December 31, 2024	6,325,412
Conversion of subscription receipts	9,000,035	$ 3.00
Shares issued under private placement	30,486,666	$ 3.15
Bonus share issuance to lender	1,045,000	$ 3.25
Nussir acquisition	24,168,149	$ 3.55
NSG acquisition	5,608,000	$ 3.55
REAS acquisition	4,210,000	$ 3.55
Shares issued on settlement of share-based awards	24,259	$3.80
Balance as at December 31, 2025	80,867,521